Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.2%
Austria 1.6%
Wienerberger AG (Cost $2,569,920)	96,697	3,294,992
Bermuda 0.9%
Lazard Ltd. (a) (Cost $935,173)	43,861	1,807,073
Canada 3.7%
First Quantum Minerals Ltd.	92,777	1,545,376
Linamar Corp.	37,963	1,938,006
Pan American Silver Corp. (b)	45,354	1,467,288
Quebecor, Inc. "B"	105,034	2,513,424
(Cost $5,280,746)		7,464,094
France 1.8%
Alten SA*	8,693	918,372
SPIE SA*	118,910	2,638,237
(Cost $4,147,646)		3,556,609
Germany 3.3%
Deutz AG*	233,922	1,518,039
PATRIZIA AG	109,597	3,349,855
United Internet AG (Registered)	44,579	1,939,272
(Cost $2,857,230)		6,807,166
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $147,122)	121,209	1,822,684
India 0.6%
WNS Holdings Ltd. (ADR)* (Cost $504,580)	19,201	1,289,923
Ireland 1.6%
Avadel Pharmaceuticals PLC (ADR)*	62,686	457,608
Dalata Hotel Group PLC	343,977	1,392,330
Ryanair Holdings PLC*	75,808	1,309,089
(Cost $2,581,003)		3,159,027
Italy 2.4%
Buzzi Unicem SpA	113,218	2,786,323
Cerved Group SpA*	72,156	615,281
Moncler SpA*	26,722	1,503,890
(Cost $4,004,787)		4,905,494
Japan 10.8%
Ai Holdings Corp.	109,842	2,068,612
Anicom Holdings, Inc.	253,200	2,741,692
Anritsu Corp. (b)	37,100	913,856
BML, Inc.	77,000	2,693,486

Kura Sushi, Inc.	15,100	913,890
Kusuri No Aoki Holdings Co., Ltd.	32,160	2,635,857
Optex Group Co., Ltd.	46,300	857,604
Sawai Pharmaceutical Co., Ltd.	33,400	1,526,279
Syuppin Co., Ltd. (b)	170,800	1,506,965
Topcon Corp.	61,300	738,651
UT Group Co., Ltd.*	82,770	2,527,631
Zenkoku Hosho Co., Ltd.	63,000	2,807,896
(Cost $12,701,869)		21,932,419
Korea 0.7%
i-SENS, Inc. (Cost $1,968,069)	65,088	1,465,559
Luxembourg 2.0%
B&M European Value Retail SA (Cost $2,543,471)	556,654	4,074,616
Spain 1.4%
Fluidra SA	75,652	1,820,796
Talgo SA 144A*	231,393	1,067,912
(Cost $2,351,832)		2,888,708
Sweden 1.9%
MIPS AB	18,928	1,121,964
Nobina AB 144A*	340,967	2,721,466
(Cost $2,117,283)		3,843,430
Switzerland 0.6%
Landis & Gyr Group AG* (Cost $1,271,008)	15,776	1,163,478
United Kingdom 5.5%
Arrow Global Group PLC*	245,382	705,533
Clinigen Group PLC	117,309	1,230,441
Domino's Pizza Group PLC	283,382	1,277,568
Electrocomponents PLC	320,429	3,840,331
Johnson Service Group PLC*	708,976	1,290,964
Scapa Group PLC*	616,676	1,857,434
Ultra Electronics Holdings PLC	37,429	1,020,324
(Cost $7,679,268)		11,222,595
United States 59.5%
Advanced Drainage Systems, Inc.	9,569	789,251
Affiliated Managers Group, Inc.	11,752	1,294,953
Agilysys, Inc.*	38,023	1,398,866
Americold Realty Trust (REIT)	55,686	1,943,998
Amicus Therapeutics, Inc.*	43,904	830,225
Arena Pharmaceuticals, Inc.*	23,488	1,743,749
Axonics Modulation Technologies, Inc.* (b)	8,200	423,940
AZEK Co., Inc.*	6,789	270,813
Bandwidth, Inc.*	5,255	936,126
Blucora, Inc.*	29,435	487,444
Builders FirstSource, Inc.*	55,142	2,109,182
Cardiovascular Systems, Inc.*	16,765	754,257
Casey's General Stores, Inc.	17,029	3,192,597
Cleveland-Cliffs, Inc.	131,160	2,011,994
CMC Materials, Inc.	12,294	1,811,029
Contango Oil & Gas Co.* (b)	541,107	1,293,246
Cornerstone OnDemand, Inc.*	31,685	1,295,917

Dril-Quip, Inc.*	23,040	693,965
Ducommun, Inc.*	82,359	4,063,593
EastGroup Properties, Inc. (REIT)	11,396	1,540,055
Envestnet, Inc.*	25,590	1,963,521
Essential Properties Realty Trust, Inc. (REIT)	65,301	1,359,567
Five9, Inc.*	32,370	5,381,513
Four Corners Property Trust, Inc. (REIT)	75,838	1,999,090
Fox Factory Holding Corp.*	28,339	3,390,478
Green Dot Corp.*	17,522	880,130
H&E Equipment Services, Inc.	36,442	1,001,426
Heron Therapeutics, Inc.* (b)	59,508	1,033,059
Hillenbrand, Inc.	27,067	1,112,454
Hudson Pacific Properties, Inc. (REIT)	22,296	522,618
Hyster-Yale Materials Handling, Inc.	14,706	1,319,275
Inphi Corp.*	27,222	4,589,901
iRhythm Technologies, Inc.*	10,041	1,691,105
Jack in the Box, Inc.	17,456	1,643,308
Jefferies Financial Group, Inc.	88,064	2,056,294
Kiniksa Pharmaceuticals Ltd.*	23,214	457,084
LivePerson, Inc.*	15,637	990,760
Lumentum Holdings, Inc.*	23,292	2,184,790
Masonite International Corp.*	21,600	2,149,200
ModivCare, Inc.*	37,957	6,018,956
Molina Healthcare, Inc.*	11,684	2,495,819
National Storage Affiliates Trust (REIT)	40,712	1,487,616
Neurocrine Biosciences, Inc.*	17,439	1,913,930
Novavax, Inc.*	2,159	477,009
Option Care Health, Inc.*	81,606	1,508,074
Outset Medical, Inc.*	2,152	111,538
Pacira BioSciences, Inc.*	40,184	2,655,359
Physicians Realty Trust (REIT)	105,162	1,854,006
QAD, Inc.	37,146	2,406,689
QTS Realty Trust, Inc. (REIT)	27,800	1,809,780
Quidel Corp.*	4,802	1,205,158
Rush Enterprises, Inc.	83,460	3,504,485
SJW Group	11,362	751,824
South State Corp.	35,164	2,452,337
Synovus Financial Corp.	69,646	2,590,831
Tandem Diabetes Care, Inc.*	8,836	818,655
Tenneco, Inc.*	44,308	447,511
Thermon Group Holdings, Inc.*	106,986	1,560,926
Titan Machinery, Inc.*	62,015	1,320,920
TopBuild Corp.*	16,722	3,343,564
Translate Bio, Inc.*	26,363	629,548
Travere Therapeutics, Inc.*	75,542	1,907,436
TriState Capital Holdings, Inc.*	72,022	1,321,604
Varonis Systems, Inc.*	28,769	5,085,496
Vital Farms, Inc.* (b)	1,567	38,752
Vroom, Inc.*	2,989	110,085
WEX, Inc.*	6,242	1,177,241
YETI Holdings, Inc.*	58,056	3,821,246
Zions Bancorp. NA	34,197	1,509,456
(Cost $69,501,229)		120,946,624
Total Common Stocks (Cost $123,162,236)		201,644,491

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c) (d) (Cost $3,814,394)	3,814,394	3,814,394

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.05% (c) (Cost $1,497,313)	1,497,313	1,497,313

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,473,943)	101.8	206,956,198
Other Assets and Liabilities, Net	(1.8)	(3,643,422)
Net Assets	100.0	203,312,776
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c) (d)
2,625,799	1,188,595 (e)	—	—	—	4,731	—	3,814,394	3,814,394
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.05% (c)
3,141,932	3,367,140	5,011,759	—	—	435	—	1,497,313	1,497,313
5,767,731	4,555,735	5,011,759	—	—	5,166	—	5,311,707	5,311,707
*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $3,640,114, which is 1.8% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2021 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	40,778,998	20%
Information Technology	36,236,219	18%
Health Care	34,048,274	17%
Consumer Discretionary	26,485,421	13%
Financials	21,270,524	11%
Real Estate	15,866,585	8%
Materials	12,963,407	6%
Consumer Staples	5,867,206	3%
Communication Services	5,388,822	3%
Energy	1,987,211	1%
Utilities	751,824	0%
Total	201,644,491	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$3,294,992	$—	$3,294,992
Bermuda	1,807,073	—	—	1,807,073
Canada	7,464,094	—	—	7,464,094
France	—	3,556,609	—	3,556,609
Germany	—	6,807,166	—	6,807,166
Hong Kong	—	1,822,684	—	1,822,684
India	1,289,923	—	—	1,289,923
Ireland	457,608	2,701,419	—	3,159,027
Italy	—	4,905,494	—	4,905,494
Japan	—	21,932,419	—	21,932,419
Korea	—	1,465,559	—	1,465,559
Luxembourg	—	4,074,616	—	4,074,616
Spain	—	2,888,708	—	2,888,708
Sweden	—	3,843,430	—	3,843,430
Switzerland	—	1,163,478	—	1,163,478
United Kingdom	—	11,222,595	—	11,222,595
United States	120,946,624	—	—	120,946,624
Short-Term Investments (a)	5,311,707	—	—	5,311,707
Total	$137,277,029	$69,679,169	$—	$206,956,198
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH1
R-080548-1 (1/23)